Employee benefits liabilities - changes in the benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 7,395
Other:
Net defined benefit liability (asset), end of period	7,116	€ 7,395
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	28,106
Other:
Net defined benefit liability (asset), end of period	27,357	28,106
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	4,313	3,961
Included in the Consolidated Income Statement	388	398	€ 509
Actuarial (gains)/losses from:
Demographic assumptions	(10)	(359)
Financial assumptions	1,868	2,773
Return on assets	(1,923)	(2,454)
Changes in the effect of limiting net assets	0	3
Changes in exchange rates	(390)	56
Other:
Employer contributions	(113)	(48)
Plan participant contributions	0	0
Benefits paid	(13)	(14)
Settlements paid	0	0
Transfer to Liabilities held for sale	0	0
Other changes	0	(3)
Net defined benefit liability (asset), end of period	4,120	4,313	3,961
Pension benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	25,024	22,767
Included in the Consolidated Income Statement	954	1,111
Actuarial (gains)/losses from:
Demographic assumptions	(10)	(359)
Financial assumptions	1,868	2,773
Return on assets	0	0
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	(1,992)	618
Other:
Employer contributions	0	0
Plan participant contributions	2	2
Benefits paid	(1,485)	(1,520)
Settlements paid	0	(394)
Transfer to Liabilities held for sale	0	0
Other changes	0	26
Net defined benefit liability (asset), end of period	24,361	25,024	22,767
Pension benefits | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	(20,729)	(18,819)
Included in the Consolidated Income Statement	(566)	(713)
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	(1,923)	(2,454)
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	1,603	(564)
Other:
Employer contributions	(113)	(48)
Plan participant contributions	(2)	(2)
Benefits paid	1,472	1,506
Settlements paid	0	394
Transfer to Liabilities held for sale	0	0
Other changes	0	(29)
Net defined benefit liability (asset), end of period	(20,258)	(20,729)	(18,819)
Pension benefits | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	18	13
Included in the Consolidated Income Statement	0	0
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	0	0
Changes in the effect of limiting net assets	0	3
Changes in exchange rates	(1)	2
Other:
Employer contributions	0	0
Plan participant contributions	0	0
Benefits paid	0	0
Settlements paid	0	0
Transfer to Liabilities held for sale	0	0
Other changes	0	0
Net defined benefit liability (asset), end of period	17	18	13
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	94	115	110
Health care and life insurance plans | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	2,289	2,216
Included in the Consolidated Income Statement	94	115
Actuarial (gains)/losses from:
Demographic assumptions	(24)	(215)
Financial assumptions	179	251
Changes in exchange rates	(186)	57
Other:
Benefits paid	(119)	(135)
Transfer to Liabilities held for sale	0	0
Net defined benefit liability (asset), end of period	2,233	2,289	2,216
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	14	20	23
Other post-employment benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	793	819
Included in the Consolidated Income Statement	14	20
Actuarial (gains)/losses from:
Demographic assumptions	(18)	11
Financial assumptions	13	41
Changes in exchange rates	(7)	3
Other:
Benefits paid	(32)	(90)
Transfer to Liabilities held for sale	0	20
Other changes	0	9
Net defined benefit liability (asset), end of period	€ 763	€ 793	€ 819